6. Revenue - Disaggregation of revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other revenue information
Revenues	€ 21,391	€ 23,735	€ 2,010
Point in time
Other revenue information
Revenues	5,783	21,863	233
Over time
Other revenue information
Revenues	15,608	1,872	1,777
Collaboration
Other revenue information
Revenues	19,685	22,018	390
Service
Other revenue information
Revenues	€ 1,706	€ 1,717	€ 1,620